Changes in Accounting Policies (Impact of Adoption, Narrative) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	¥ 343,860	¥ 411,878	¥ 0
Lease prepayments and other non-current assets	481,414		858,283
Lease liabilities	22,043	¥ 76,731	¥ 0
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
The lessee's incremental borrowing rate		4.90%
Right-of-use assets		¥ 411,878
Lease prepayments and other non-current assets		(335,026)
Prepayment		(121)
Lease liabilities		¥ 76,731
IFRS 16 [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
The lessee's incremental borrowing rate		4.35%
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	343,860
Lease liabilities	¥ 22,043